R. Commitments And Contingencies (Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 600	$ 600	$ 400
Consulting service fees	$ 35	$ 41	$ 150